DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
DEPOSITS
Schedule of deposits

	Reclamation deposits	Office and administrative	Total
Balance December 31, 2020	$2,590	$101	$2,691
Additions	17	—	17
Refunded	(500)	—	(500)
Balance December 31, 2021	$2,107	$101	$2,208
Acquired upon closing of QuestEx Transaction (Note 8)	201	24	225
Additions	—	277	277
Refunded	(568)	(14)	(582)
Balance December 31, 2022	$1,740	$388	$2,128